Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss, Net of Tax

The following table provides the changes, net of tax, in Accumulated other comprehensive income/(loss):
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2012	$944	$(183)	$(132)	$(5,120)	$362	$(4,129)
Other comprehensive income/(loss)(a)	(1,121)	22	368	(990)	(103)	(1,824)
Balance, December 31, 2012	(177)	(161)	236	(6,110)	259	(5,953)
Other comprehensive income/(loss)(a)	(440)	240	(86)	2,887	54	2,655
Sale of 19.8% of subsidiary through an IPO(b)	27	—	—	—	—	27
Balance, December 31, 2013	(590)	79	150	(3,223)	313	(3,271)
Other comprehensive income/(loss)(a)	(2,099)	438	(372)	(2,432)	419	(4,045)
Balance, December 31, 2014	$(2,689)	$517	$(222)	$(5,654)	$733	$(7,316)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $3 million gain in 2014, $62 million loss in 2013 and $7 million loss in 2012.

(b)	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D.